INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 28, 2021
INTANGIBLE ASSETS
2023	$ 83,431
2024	319,884		$ 60,640
2025	286,852		60,630
2026	133,328		46,760
Total	$ 823,495	$ 313,654	$ 261,550